INTANGIBLE ASSETS AND GOODWILL (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
INTANGIBLE ASSETS AND GOODWILL (Details) [Line Items]
Amortization expense	$ 182,735
Discounted cash flow methodology	1,697,000		$ 1,697,000
Recoverable amount	$ 1,697,000
Asset acquistion fair value of intangible asset impairment loss		$ 4,063,000
PFS [Member]
INTANGIBLE ASSETS AND GOODWILL (Details) [Line Items]
Cost of debt was estimated percent	4.57%
Overall discount rate	13.00%
Revenue growth	5 years
YYC HK [Member]
INTANGIBLE ASSETS AND GOODWILL (Details) [Line Items]
Cash flow projections included specific estimates terminal growth rate	5 years
CGU [Member]
INTANGIBLE ASSETS AND GOODWILL (Details) [Line Items]
Carrying amount	$ 683,981